Principal Accounting Policies - Fair Value of Assets and Liabilities (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-Term Investments, Financial Products Issued By Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 20,168	$ 24,046
Long Term Investment Debt Security [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	5,196
Level 2 | Short-Term Investments, Financial Products Issued By Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	20,168	$ 24,046
Level 3 | Long Term Investment Debt Security [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 5,196